Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Note 2 – Fair Value Measurements
Recurring Fair Value Measurements
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, if none exists, the most advantageous market, for the specific asset or liability at the measurement date (referred to as the “exit price”). Fair value is a market-based measurement that is determined based upon assumptions that market participants would use in pricing an asset or liability, including consideration of nonperformance risk.
The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy indicates the extent to which inputs used in measuring fair value are observable in the market.

•	Level 1: Inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable.

•
Level 2: Inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•
Level 3: Inputs that are unobservable to the extent that observable inputs are not available for the asset or liability at the measurement date and include management’s judgment about assumptions market participants would use in pricing the asset or liability.

Derivatives Liabilities
In connection with the execution of the Business Combination Agreement, the Company designated 30,000,000 shares of Class A Common Stock (“Earnout Shares”) to be issued to all Eligible Equity Holders (as defined below), subject
to occurrence during the Earnout Period (as defined below) of the Earnout Triggering

Events (as defined below). An “Eligible Equity Holder” means a holder of a share of common stock, including a share of restricted stock, a stock option or a restricted stock unit (“RSU”) of Bird Rides, in each case, immediately prior to the consummation of the Business Combination. The “Earnout Period” means the five-year period ending on November 4, 2026. The “Earnout Triggering Events” are tied to the daily volume-weighted average sale price of one share of Class A Common Stock quoted on the
New York Stock Exchange (“
NYSE
”)
for any ten trading days within any 20 consecutive trading day period within the Earnout Period.
NGP Switchback II, LLC and certain officers and directors of Switchback entered into an amendment to the letter agreement, dated January 7, 2021, pursuant to which, among other things, the parties agreed, effective upon the consummation of the Business Combination, to subject to potential forfeiture (on a pro rata basis) an aggregate of 1,976,563 shares of Class A Common Stock held by them (the “Switchback Founder Earn Back Shares”), which will cease to be subject to potential forfeiture based upon events tied to the average reported last sale price of one share of our Class A Common Stock quoted on the NYSE for any ten trading days within any 20 consecutive trading day period within the Earnout Period.
Immediately after giving effect to the Business Combination, the Company assumed 6,550,000 private placement warrants from Switchback (the “Private Placement Warrants”) and 6,324,972 public warrants from Switchback (the “Public Warrants”). In addition, there were 59,908 warrants outstanding to purchase shares of Class A Common Stock (collectively with the Private Placement Warrants and the Public Warrants, the “Warrants”).
The Company’s derivative liabilities are remeasured at fair value through other income (expense), net at each reporting period. Such fair value measurements are predominantly based on Level 3 inputs, with the exception of the Public Warrants, which are based on Level 1 inputs. The following tables detail the fair value measurements of derivative liabilities that are measured at a fair value on a recurring basis (in thousands):

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Earnout Shares	$—	$—	$20,258	$20,258
Switchback Founder Earn Back Shares	—	—	1,962	1,962
Warrants	2,403	—	2,926	5,329

Total	$2,403	$—	$25,146	$27,549

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Earnout Shares	$—	$—	$106,003	$106,003
Switchback Founder Earn Back Shares	—	—	9,087	9,087
Warrants	6,515	—	14,591	21,106

Total	$6,515	$—	$129,681	$136,196

Amounts associated with the issuance of and
mark-to-market
adjustments of derivative liabilities are reflected in other income (expense), net and totaled $108.6 million of other income and $31.5 million of other expense for the three months ended March 31, 2022 and 2021, respectively.

Note 3 – Fair Value Measurements
The following table details the fair value measurements of derivative liabilities that are measured at a fair value on a recurring basis:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Earnout Shares	$—	$—	$106,003	$106,003
Switchback Founder Earn Back Shares	—	—	9,087	9,087
Private Placement Warrants	—	—	14,148	14,148
Public Warrants	6,515	—	—	6,515
C-1 Warrants	—	—	443	443

Total	$6,515	$—	$129,681	$136,196

As of December 31, 2020, the Company had $1.1 million of Level 3 derivative liabilities, comprised of $0.6 million in other current liabilities
and $0.5 million in derivative liabilities in the consolidated balance sheets.
Expenses associated with the issuance of and
mark-to-market
adjustments of derivative liabilities are reflected in other income, net and totaled $51.0 million of income and $0.1 million of expense for the years ended December 31, 2021 and 2020, respectively.